Net Asset Value and Financial Highlights (iShares S&P GSCI Commodity-Indexed Trust [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Net Asset Value and Financial Highlights

8 - Net Asset Value and Financial Highlights

The Trust is presenting the following net asset values and financial highlights related to investment performance and operations for a Share outstanding for the period from January 1, 2011 to March 31, 2011. The net investment income (loss) and total expense ratios are calculated using average net assets. The net asset value presentation is calculated using daily Shares outstanding. The net investment income (loss) and total expense ratios have been annualized and include the allocation of net investment income (loss) and expenses from the Investing Pool. The total return is based on the change in net asset value of a Share during the period. An investor's return and ratios may vary based on the timing of capital transactions.

Net asset value per Share, beginning of period	$34.15

Net investment loss	(0.07)
Realized and unrealized gain	3.52

Net increase in net assets from operations	3.45

Net asset value per Share, end of period	$37.60

Ratio to average net assets:
Net investment loss (i)	(0.75)%
Expenses (i)(ii)	0.91%
Total return, at net asset value (iii)	10.10%

(i)	Percentage is annualized.
(ii)	The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the three months ended March 31, 2011 would have been 0.75%.
(iii)	Percentage is not annualized.

 8 - Net Asset Value and Financial Highlights

The Trust is presenting the following net asset values and financial highlights related to investment performance and operations for a Share outstanding for the years ended December 31, 2010, 2009 and 2008. The net investment income (loss) and total expense ratios are calculated using average net asset value. The net asset value presentation is calculated using daily Shares outstanding. The net investment income (loss) and total expense ratios include the allocation of net investment income (loss) and expenses from the Investing Pool. The total return is based on the change in net asset value of a Share during the period. An investor's return and ratios may vary based on the timing of capital transactions.

	Years Ended December 31,
	2010	2009	2008
Net asset value per Share, beginning of period	$31.67	$27.51	$52.37

Net investment income (loss)	(0.19)	(0.16)	0.75
Realized and unrealized gain (loss)	2.67	4.32	(25.61)

Net increase (decrease) in net assets from operations	2.48	4.16	(24.86)

Net asset value per Share, end of period	$34.15	$31.67	$27.51

Ratio to average net assets:
Net investment income (loss)	(0.63)%	(0.55)%	1.38%
Expenses	0.75%	0.75%	0.75%
Total return, at net asset value	7.83%	15.12%	(47.47)%